Subsequent Events (Narrative) (Detail) - Subsequent Event - JPY (¥) ¥ / shares in Units, ¥ in Millions		1 Months Ended
	May 16, 2022	Jun. 30, 2022	Jun. 29, 2022
Subsequent Event [Line Items]
Aggregated number of shares allowed for repurchase (in shares)	600,000,000
Aggregate amount of shares allowed for repurchase	¥ 300,000
Number of own shares repurchased (in shares)		105,461,600
Treasury Stock, Value, Acquired, Cost Method		¥ 77,753
Common stock
Subsequent Event [Line Items]
Dividends payable (in JPY per share)			¥ 14.5
Dividends payable, total amount			¥ 183,397
Shares authorized to be repurchased as % of total shares outstanding	4.70%